Condensed Consolidated Statements of Changes of Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	CleanTech Acquisition Corp Common Stock	CleanTech Acquisition Corp Additional Paid-in Capital	CleanTech Acquisition Corp Accumulated Deficit	CleanTech Acquisition Corp	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 17, 2020
Balance (in Shares) at Jun. 17, 2020
Sale of 4,312,500 Founder Shares	$ 431	24,569		25,000
Sale of 4,312,500 Founder Shares (in Shares)	4,312,500
Net income (loss)			(1,000)	(1,000)
Balance at Dec. 31, 2020	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	$ 23,276,615	$ (24,716,902)	$ (1,428,721)
Balance (in Shares) at Dec. 31, 2020	4,312,500				334,800	725,426	9,637,962
Stock-based compensation								107,794		107,794
Net income (loss)									(1,519,682)	(1,519,682)
Balance at Mar. 31, 2021	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	23,384,409	(26,236,584)	(2,840,609)
Balance (in Shares) at Mar. 31, 2021	4,312,500				334,800	725,426	9,637,962
Balance at Dec. 31, 2020	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	23,276,615	(24,716,902)	(1,428,721)
Balance (in Shares) at Dec. 31, 2020	4,312,500				334,800	725,426	9,637,962
Net income (loss)
Balance at Jun. 30, 2021	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	23,484,979	(27,311,495)	(3,814,950)
Balance (in Shares) at Jun. 30, 2021	4,312,500				334,800	725,426	9,637,962
Balance at Dec. 31, 2020	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	23,276,615	(24,716,902)	$ (1,428,721)
Balance (in Shares) at Dec. 31, 2020	4,312,500				334,800	725,426	9,637,962
Net proceeds from Initial Public Offering allocated to Rights		3,845,970		3,845,970
Excess of cash received over fair value of private placement warrants		4,161,500		4,161,500
Change in fair value of over-allotment option liability			225,000	225,000
Accretion of Common Stock to possible redemption amount		(8,032,039)	(7,337,675)	(15,369,714)
Exercise of stock options (in Shares)										31,255
Net income (loss)			(595,442)	(595,442)						$ (15,127,629)
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)	$ 3,348	$ 7,254	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	4,312,500				334,800	725,426	9,669,217
Balance at Mar. 31, 2021	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	23,384,409	(26,236,584)	(2,840,609)
Balance (in Shares) at Mar. 31, 2021	4,312,500				334,800	725,426	9,637,962
Stock-based compensation								100,570		100,570
Net income (loss)									(1,074,911)	(1,074,911)
Balance at Jun. 30, 2021	$ 431	24,569	(1,000)	24,000	$ 3,348	$ 7,254	$ 964	23,484,979	(27,311,495)	(3,814,950)
Balance (in Shares) at Jun. 30, 2021	4,312,500				334,800	725,426	9,637,962
Stock-based compensation								117,571		117,571
Net income (loss)									(1,298,122)	(1,298,122)
Balance at Sep. 30, 2021					$ 3,348	$ 7,254	$ 964	23,602,550	(28,609,617)	(4,995,501)
Balance (in Shares) at Sep. 30, 2021					334,800	725,426	9,637,962
Loss on extinguishment of debt								9,484,113		9,484,113
Exercise of stock options							$ 3	35,197		35,200
Exercise of stock options (in Shares)							31,255
Stock-based compensation								99,645		99,645
Net income (loss)									(11,234,914)	(11,234,914)
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)	$ 3,348	$ 7,254	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	4,312,500				334,800	725,426	9,669,217
Stock-based compensation								200,157		200,157
Net income (loss)			1,951,670	1,951,670					(3,504,002)	(3,504,002)
Balance at Mar. 31, 2022	$ 431		(5,757,447)	(5,757,016)	$ 3,348	$ 7,254	$ 967	33,421,662	(43,348,533)	(9,915,302)
Balance (in Shares) at Mar. 31, 2022	4,312,500				334,800	725,426	9,669,217
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)	$ 3,348	$ 7,254	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	4,312,500				334,800	725,426	9,669,217
Net income (loss)				1,155,839						(6,860,958)
Balance at Jun. 30, 2022	$ 431		(6,699,162)	(6,698,731)	$ 3,348	$ 7,254	$ 967	33,610,319	(46,705,489)	(13,083,601)
Balance (in Shares) at Jun. 30, 2022	4,312,500				334,800	725,426	9,669,217
Balance at Dec. 31, 2021	$ 431		(7,709,117)	(7,708,686)	$ 3,348	$ 7,254	$ 967	33,221,505	(39,844,531)	(6,611,457)
Balance (in Shares) at Dec. 31, 2021	4,312,500				334,800	725,426	9,669,217
Net income (loss)										(28,260,571)
Balance at Dec. 31, 2022							$ 4,725	68,128,196	(68,105,102)	27,819
Balance (in Shares) at Dec. 31, 2022							47,250,771
Balance at Mar. 31, 2022	$ 431		(5,757,447)	(5,757,016)	$ 3,348	$ 7,254	$ 967	33,421,662	(43,348,533)	(9,915,302)
Balance (in Shares) at Mar. 31, 2022	4,312,500				334,800	725,426	9,669,217
Stock-based compensation								188,657		188,657
Net income (loss)			(795,831)	(795,831)					(3,356,956)	(3,356,956)
Remeasurement of common stock subject to redemption amount			(145,884)	(145,884)
Balance at Jun. 30, 2022	$ 431		$ (6,699,162)	$ (6,698,731)	$ 3,348	$ 7,254	$ 967	33,610,319	(46,705,489)	(13,083,601)
Balance (in Shares) at Jun. 30, 2022	4,312,500				334,800	725,426	9,669,217
Cancellation and exchange of convertible note in connection with reverse capitalization							$ 530	14,548,384		14,548,914
Cancellation and exchange of convertible note in connection with reverse capitalization (in Shares)							5,299,546
Conversion of Series A preferred stock in connection with reverse recapitalization					$ (3,348)		$ 476	2,872
Conversion of Series A preferred stock in connection with reverse recapitalization (in Shares)					(334,800)		4,756,470
Conversion of Series B preferred stock in connection with reverse recapitalization						$ (7,254)	$ 1,030	6,224
Conversion of Series B preferred stock in connection with reverse recapitalization (in Shares)						(725,426)	10,306,055
Reverse recapitalization with Cleantech Acquisition Corp, net							$ 662	(669,904)		(669,242)
Reverse recapitalization with Cleantech Acquisition Corp, net (in Shares)							6,619,490
Earnout shares placed in escrow							$ 750	(750)
Earnout shares placed in escrow (in Shares)							7,499,993
Issuance of common stock for PIPE Investment							$ 310	30,999,690		31,000,000
Issuance of common stock for PIPE Investment (in Shares)							3,100,000
Equity issuance costs								(12,582,000)		(12,582,000)
Stock-based compensation								235,593		235,593
Net income (loss)									(13,176,497)	(13,176,497)
Balance at Sep. 30, 2022							$ 4,725	66,150,428	(59,881,986)	6,273,167
Balance (in Shares) at Sep. 30, 2022							47,250,771
Stock-based compensation								1,977,768		1,977,768
Net income (loss)									(8,223,116)	(8,223,116)
Balance at Dec. 31, 2022							$ 4,725	68,128,196	(68,105,102)	27,819
Balance (in Shares) at Dec. 31, 2022							47,250,771
Exercise of stock options							$ 3	59,186		59,189
Exercise of stock options (in Shares)							30,504
Stock-based compensation								1,214,863		1,214,863
Net income (loss)									(14,138,665)	(14,138,665)
Balance at Mar. 31, 2023							$ 4,728	69,402,245	(82,243,767)	(12,836,794)
Balance (in Shares) at Mar. 31, 2023							47,281,275
Balance at Dec. 31, 2022							$ 4,725	68,128,196	(68,105,102)	27,819
Balance (in Shares) at Dec. 31, 2022							47,250,771
Net income (loss)										6,534,775
Balance at Jun. 30, 2023							$ 4,789	71,885,793	(61,570,327)	10,320,255
Balance (in Shares) at Jun. 30, 2023							47,894,251
Balance at Mar. 31, 2023							$ 4,728	69,402,245	(82,243,767)	(12,836,794)
Balance (in Shares) at Mar. 31, 2023							47,281,275
Exercise of stock options							$ 15	283,375		283,390
Exercise of stock options (in Shares)							148,732
Exercise of warrants							$ 16	338,039		338,055
Exercise of warrants (in Shares)							165,713
Exercise of RSUs							$ 30,000,000	(30,000,000)
Exercise of RSUs (in Shares)							298,531
Stock-based compensation								1,862,164		1,862,164
Net income (loss)									20,673,440	20,673,440
Balance at Jun. 30, 2023							$ 4,789	$ 71,885,793	$ (61,570,327)	$ 10,320,255
Balance (in Shares) at Jun. 30, 2023							47,894,251